SLM Student Loan Trust 2008-5
Quarterly Servicing Report

Distribution Date	07/25/2008
Collection Period	04/30/2008 — 06/30/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2008-5 Deal Parameters

		Student Loan Portfolio Characteristics	04/30/2008	Activity	06/30/2008
A	i	Portfolio Balance	$4,011,721,497.78	($6,636,954.15)	$4,005,084,543.63
	ii	Interest to be Capitalized	110,190,116.61		110,557,960.04

	iii	Total Pool	$4,121,911,614.39		$4,115,642,503.67
	iv	Capitalized Interest	100,000,000.00		88,523,154.36
	v	Specified Reserve Account Balance	10,312,239.00		10,289,106.26

	vi	Total Adjusted Pool	$4,232,223,853.39		$4,214,454,764.29

B	i	Weighted Average Coupon (WAC)	7.040%		7.048%
	ii	Weighted Average Remaining Term	129.46		128.39
	iii	Number of Loans	983,821		981,719
	iv	Number of Borrowers	471,276		470,186
	v	Aggregate Outstanding Principal Balance - T-Bill Other	$—		$—
	vi	Aggregate Outstanding Principal Balance - T-Bill	$105,748,487		$103,815,833
	vii	Aggregate Outstanding Principal Balance - Commercial Paper	$4,016,163,127		$4,011,826,671
	viii	Pool Factor	1.000000000		0.997756811

						% of O/S			% of O/S
	Notes		Spread	Balance 04/30/2008		Securities	Balance 07/25/2008		Securities
C	i	A-1 Notes	78444YAA3	0.80%	$614,000,000.00		15.047%	$614,000,000.00		15.047%
	ii	A-2 Notes	78444YAB1	1.10%	1,218,000,000.00		29.848%	1,218,000,000.00		29.848%
	iii	A-3 Notes	78444YAC9	1.30%	529,000,000.00		12.964%	529,000,000.00		12.964%
	iv	A-4 Notes	78444YAD7	1.70%	1,597,204,000.00		39.141%	1,597,204,000.00		39.141%
	v	B Notes	78444YAE5	1.85%	122,418,000.00		3.000%	122,418,000.00		3.000%

		Total Notes			$4,080,622,000.00		100.000%	$4,080,622,000.00		100.000%

	Reserve Account		04/30/2008	07/25/2008
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%

	ii	Reserve Acct Initial Deposit ($)	$10,312,239.00	$0.00
	iii	Specified Reserve Acct Balance ($)	$10,312,239.00	$10,289,106.26
	iv	Reserve Account Floor Balance ($)	$4,124,895.00	$4,124,895.00

	v	Current Reserve Acct Balance ($)	$10,312,239.00	$10,289,106.26

	Other Accounts		04/30/2008	07/25/2008
E	i	Supplemental Loan Purchase Account	$2,983,807.61	$0.00
	ii	Capitalized Interest Account	$100,000,000.00	$88,523,154.36
	iii	Floor Income Rebate Account	$0.00	$12,235,924.76

	Asset/Liability		04/30/2008	07/25/2008
F	i	Total Adjusted Pool + Supplemental Loan Purchase	$4,235,207,661.00	$4,214,454,764.29
	ii	Total Outstanding Balance Notes	$4,080,622,000.00	$4,080,622,000.00
	iii	Difference	$154,585,661.00	$133,832,764.29
	iv	Parity Ratio	1.03788	1.03280

II. 2008-5	Transactions from:	04/30/2008	through:	06/30/2008
A	Student Loan Principal Activity
	i Regular Principal Collections			$29,551,039.80
	ii Principal Collections from Guarantor			189,889.74
	iii Principal Reimbursements			496,934.76
	iv Other System Adjustments			0.00

	v Total Principal Collections			$30,237,864.30

B	Student Loan Non-Cash Principal Activity
	i Other Adjustments			$20,236.99
	ii Capitalized Interest			(20,821,430.67)

	iii Total Non-Cash Principal Activity			$(20,801,193.68)

C	Student Loan Principal Purchases			$(2,799,716.47)

D	Total Student Loan Principal Activity			$6,636,954.15

E	Student Loan Interest Activity
	i Regular Interest Collections			$9,631,917.02
	ii Interest Claims Received from Guarantors			2,213.10
	iii Collection Fees/Returned Items			6,466.92
	iv Late Fee Reimbursements			222,360.72
	v Interest Reimbursements			2,649.47
	vi Other System Adjustments			0.00
	vii Special Allowance Payments			0.00
	viii Subsidy Payments			0.00

	ix Total Interest Collections			$9,865,607.23

F	Student Loan Non-Cash Interest Activity
	i Interest Accrual Adjustment			$(1,674.15)
	ii Capitalized Interest			20,821,430.67

	iii Total Non-Cash Interest Adjustments			$20,819,756.52

G	Student Loan Interest Purchases			$(61,401.81)

H	Total Student Loan Interest Activity			$30,623,961.94

I	Non-Reimbursable Losses During Collection Period			$0.00
J	Cumulative Non-Reimbursable Losses to Date			$0.00

III. 2008-5	Collection Account Activity	04/30/2008	through	06/30/2008
A	Principal Collections
	i Principal Payments Received			$25,853,022.53
	ii Consolidation Principal Payments			3,887,907.01
	iii Reimbursements by Seller			149,420.71
	iv Borrower Benefits Reimbursements			282,080.62
	v Reimbursements by Servicer			15,838.84
	vi Re-purchased Principal			49,594.59

	vii Total Principal Collections			$30,237,864.30

B	Interest Collections
	i Interest Payments Received			$9,541,654.03
	ii Consolidation Interest Payments			92,476.09
	iii Reimbursements by Seller			(1,420.40)
	iv Borrower Benefits Reimbursements			0.00
	v Reimbursements by Servicer			3,136.11
	vi Re-purchased Interest			933.76
	vii Collection Fees/Return Items			6,466.92
	viii Late Fees			222,360.72

	ix Total Interest Collections			$9,865,607.23

C	Other Reimbursements			$134,158.77

D	Reserves in Excess of the Requirement			$23,132.74

E	Administrator Account Investment Income			$0.00

F	Investment Earnings for Period in Trust Accounts			$606,464.95

G	Funds borrowed during previous distribution			$0.00

H	Funds borrowed from subsequent distribution			$0.00

I	Excess Transferred from Supplemental Loan Purchase Accoun			$228,938.21

J	Funds Released from Capitalized Interest Accoun			$11,476,845.64

K	Intial Deposit to the Collection Account			$3,270,000.00

L	TOTAL AVAILABLE FUNDS			$55,843,011.84

	LESS FUNDS PREVIOUSLY REMITTED:
	Servicing Fees to Servicer			$(1,151,587.53)
	Floor Income Rebate Fees to Dept. of Education			$0.00
	Funds Allocated to the Floor Income Rebate Accoun			$(12,235,924.76)
	Funds Released from the Floor Income Rebate Account			$0.00

M	NET AVAILABLE FUNDS			$42,455,499.55

N	Servicing Fees Due for Current Period			$1,149,093.75

O	Carryover Servicing Fees Due			$0.00

P	Administration Fees Due			$20,000.00

Q	Total Fees Due for Period			$1,169,093.75

IV. 2008-5 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	04/30/2008	06/30/2008	04/30/2008	06/30/2008	04/30/2008	06/30/2008	04/30/2008	06/30/2008	04/30/2008	06/30/2008

INTERIM:
In School
Current	6.774%	6.775%	460,859	380,406	46.844%	38.749%	$2,033,436,271.96	$1,637,005,997.99	50.687%	40.873%

Grace
Current	6.760%	6.767%	133,823	137,940	13.602%	14.051%	465,747,325.22	$596,484,273.89	11.610%	14.893%

TOTAL INTERIM	6.771%	6.773%	594,682	518,346	60.446%	52.800%	$2,499,183,597.18	$2,233,490,271.88	62.297%	55.766%

REPAYMENT
Active
Current	7.605%	7.467%	202,629	257,423	20.596%	26.222%	$800,066,844.95	$1,004,713,888.33	19.943%	25.086%
31-60 Days Delinquent	7.522%	7.386%	23,744	25,513	2.413%	2.599%	87,239,045.72	87,671,293.55	2.175%	2.189%
61-90 Days Delinquent	7.343%	7.273%	12,968	16,421	1.318%	1.673%	40,660,563.28	51,403,959.00	1.014%	1.283%
91-120 Days Delinquent	7.164%	7.315%	11,600	9,661	1.179%	0.984%	34,869,237.25	28,731,870.24	0.869%	0.717%
> 120 Days Delinquent	7.202%	7.188%	18,409	29,658	1.871%	3.021%	51,206,326.67	83,945,059.18	1.276%	2.096%

Deferment
Current	7.375%	7.310%	69,164	69,206	7.030%	7.049%	300,070,835.46	292,148,113.77	7.480%	7.294%

Forbearance
Current	7.411%	7.401%	50,625	55,176	5.146%	5.620%	198,425,047.27	221,685,563.72	4.946%	5.535%

TOTAL REPAYMENT	7.499%	7.408%	389,139	463,058	39.554%	47.168%	$1,512,537,900.60	$1,770,299,747.79	37.703%	44.201%

Claims in Process (1)	0.000%	7.156%	0	315	0.000%	0.032%	$0.00	$1,294,523.96	0.000%	0.032%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	7.040%	7.048%	983,821	981,719	100.000%	100.000%	$4,011,721,497.78	$4,005,084,543.63	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase

*	Percentages may not total 100% due to rounding.

V. 2008-5    Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	% *
- GSL — Subsidized	6.863%	539,594	$1,796,250,416.37	44.849%
- GSL — Unsubsidized	6.841%	390,334	1,702,983,943.03	42.521%
- PLUS Loans	8.429%	51,146	503,414,578.75	12.569%
- SLS Loans	8.215%	645	2,435,605.48	0.061%

- Total	7.048%	981,719	$4,005,084,543.63	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	% *
-Four Year	7.044%	787,973	$3,497,380,423.80	87.324%
-Two Year	7.049%	148,061	380,976,697.69	9.512%
-Technical	7.163%	45,655	126,690,814.90	3.163%
-Other	8.069%	30	36,607.24	0.001%

- Total	7.048%	981,719	$4,005,084,543.63	100.000%

*	Percentages may not total 100% due to rounding
GSL — Guaranteed Stafford Loan
PLUS — Parent Loans for Undergraduate Students
SLS — Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994

VI. 2008-5    Interest Accruals

A	Borrower Interest Accrued During Collection Period	$32,381,082.60
B	Interest Subsidy Payments Accrued During Collection Period	15,349,034.43
C	Special Allowance Payments Accrued During Collection Period	0.00
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	606,464.95
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$48,336,581.98
VII. 2008-5    Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.008831197	04/30/2008-07/25/2008	1 NY Business Day	3.69678%	LIBOR
B	Class A-2 Interest Rate	0.009547863	04/30/2008-07/25/2008	1 NY Business Day	3.99678%	LIBOR
C	Class A-3 Interest Rate	0.010025641	04/30/2008-07/25/2008	1 NY Business Day	4.19678%	LIBOR
D	Class A-4 Interest Rate	0.010983586	04/30/2008-07/25/2008	1 NY Business Day	4.59778%	LIBOR
E	Class B Interest Rate	0.011339530	04/30/2008-07/25/2008	1 NY Business Day	4.74678%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2008-5    Inputs From Initial Period    04/30/2008

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$4,011,721,497.78
	ii	Interest To Be Capitalized	110,190,116.61

	iii	Total Pool	$4,121,911,614.39
	iv	Capitalized Interest	100,000,000.00
	vi	Specified Reserve Account Balance	10,312,239.00

	vii	Total Adjusted Pool	$4,232,223,853.39

B	Total Note Factor		1.000000000
C	Total Note Balance		$4,080,622,000.00

D	Note Balance 04/30/2008		Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$614,000,000.00	$1,218,000,000.00	$529,000,000.00	$1,597,204,000.00	$122,418,000.00

	iii	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$10,312,239.00
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00

I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-5     Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$42,455,499.55	$42,455,499.55

B	Primary Servicing Fees — Current Month		$1,149,093.75	$41,306,405.80

C	Administration Fee		$20,000.00	$41,286,405.80

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$5,422,354.75	$35,864,051.05
	ii	Class A-2	$11,629,297.54	$24,234,753.51
	iii	Class A-3	$5,303,564.15	$18,931,189.36
	iii	Class A-4	$17,543,026.78	$1,388,162.58
	iv	Total Class A Interest Distribution	$22,355,216.44

E	Class B Noteholders’ Interest Distribution Amount		$1,388,162.58	$0.00

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$0.00	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iii	Class A-4	$0.00	$0.00
	iv	Total Class A Principal Distribution	$0.00

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$4,005,084,543.63
	ii	Interest to be Capitalized	110,557,960.04
	iii	Reserve Account Balance (after any reinstatement)	10,289,106.26
	iv	Capitalized Interest Account Balance	88,523,154.36
	v	Less Specified Reserve Account Balance	(10,289,106.26)

	vi	Total	$4,204,165,658.03

	vii	Class A Notes Outstanding (after application of available funds)	$3,958,204,000.00

	viii	Insolvency Event or Event of Default Under Indenture	N

	ix	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (vii > vi or viii = Y)	N

X. 2008-5     Account Reconciliations

A Reserve Account
i	Beginning of Period Account Balance	$10,312,239.00
ii	Deposits to correct Shortfall	$0.00
iii	Total Reserve Account Balance Available	$10,312,239.00
iv	Required Reserve Account Balance	$10,289,106.26
v	Shortfall Carried to Next Period	$0.00
vi	Excess Reserve — Release to Collection Account	$23,132.74
vii	Ending Reserve Account Balance	$10,289,106.26

B Supplemental Loan Purchase Account
Supplemental Purchase Period End Date		05/14/2008
i	Beginning of Period Account Balance	$2,983,807.61
ii	Supplemental Loan Purchases	$(2,754,869.40)
iii	Transfers to Collection Account	$(228,938.21)

iv	Ending Balance	$0.00

C Capitalized Interest Account
Capitalized Interest Account Release Date		07/25/2009
i	Beginning of Period Account Balance	$100,000,000.00
ii	Transfers to Collection Account	$(11,476,845.64)

iii	Ending Balance	$88,523,154.36

D Floor Income Rebate Account
i	Beginning of Period Account Balance	$0.00
ii	Deposits for the Period	$12,235,924.76
iii	Release to Collection Account	$0.00

iv	Ending Balance	$12,235,924.76

XI. 2008-5 Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i	Quarterly Interest Due	$5,422,354.75	$11,629,297.54	$5,303,564.15	$17,543,026.78	$1,388,162.58
	ii	Quarterly Interest Paid	5,422,354.75	11,629,297.54	5,303,564.15	17,543,026.78	1,388,162.58

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	0.00	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$5,422,354.75	$11,629,297.54	$5,303,564.15	$17,543,026.78	$1,388,162.58

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	6/30/08	$4,080,622,000.00
	ii	Adjusted Pool Balance	6/30/08	4,214,454,764.29
	iii	Overcollaterlization Percentage		103.72%

	iv	Principal Distribution Amount (i — ii / iii)		$0.00

	v	Principal Distribution Amount Paid		$0.00
	vi	Principal Shortfall (iv — v)		$0.00
C		Total Principal Distribution		$0.00
D		Total Interest Distribution		41,286,405.80

E		Total Cash Distributions		$41,286,405.80

					Paydown
F	Note Balances			04/30/2008	Factor	07/25/2008
	i	A-1 Note Balance	78444YAA3	$614,000,000.00		$614,000,000.00
		A-1 Note Pool Factor		1.000000000	0.000000000	1.000000000

	ii	A-2 Note Balance	78444YAB1	$1,218,000,000.00		$1,218,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78444YAC9	$529,000,000.00		$529,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78444YAD7	$1,597,204,000.00		$1,597,204,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	78444YAE5	$122,418,000.00		$122,418,000.00
		B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2008-5     Historical Pool Information

			4/30/08 — 6/30/08
Beginning Student Loan Portfolio Balance			$4,011,721,497.78

	Student Loan Principal Activity
	i	Regular Principal Collections	$29,551,039.80
	ii	Principal Collections from Guarantor	189,889.74
	iii	Principal Reimbursements	496,934.76
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$30,237,864.30
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$20,236.99
	ii	Capitalized Interest	(20,821,430.67)

	iii	Total Non-Cash Principal Activity	$(20,801,193.68)

	Student Loan Principal Purchases		$(2,799,716.47)

(-)	Total Student Loan Principal Activity		$6,636,954.15

	Student Loan Interest Activity
	i	Regular Interest Collections	$9,631,917.02
	ii	Interest Claims Received from Guarantors	2,213.10
	iii	Collection Fees/Returned Items	6,466.92
	iv	Late Fee Reimbursements	222,360.72
	v	Interest Reimbursements	2,649.47
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$9,865,607.23

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(1,674.15)
	ii	Capitalized Interest	20,821,430.67

	iii	Total Non-Cash Interest Adjustments	$20,819,756.52

	Student Loan Interest Purchases		$(61,401.81)

	Total Student Loan Interest Activity		$30,623,961.94

(=)	Ending Student Loan Portfolio Balance		$4,005,084,543.63

(+)	Interest to be Capitalized		$110,557,960.04

(=)	TOTAL POOL		$4,115,642,503.67

(+)	Capitalized Interest		$88,523,154.36

(+)	Reserve Account Balance		$10,289,106.26

(=)	Total Adjusted Pool		$4,214,454,764.29

XIII. 2008-5     Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Jul-08	$4,115,642,504	1.78%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.